Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The financial statements of the Company have been prepared without audit in accordance with generally accepted accounting principles in the United States of America ("GAAP") and are presented in US dollars.

In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2020 are not necessarily indicative of the results that may be expected for the year ended December 31, 2020.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company's annual report on Form 10-K for the year ended December 31, 2019.

Basis of Presentation

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America ("GAAP") and are presented in US dollars.

Accounting Basis	Accounting Basis The Company uses the accrual basis of accounting and GAAP. The Company has adopted a calendar year end.	Accounting Basis The Company uses the accrual basis of accounting and GAAP. The Company has adopted a calendar year end.
Stock Splits

Stock Splits

On January 22, 2018, the Company completed a 1-for-5 reverse split of its outstanding common shares. As a result of this stock split, the Company's issued and outstanding common shares decreased from 3,115,500 to 623,125 shares.

On May 10, 2018, the Company completed a 5-for-1 forward stock split of its outstanding common shares. As a result of this stock split, the Company's issued and outstanding common shares increased from 623,125 to 3,115,625 shares.

Accordingly, all share and per share information has been restated to retroactively show the effect of these stock splits.

Segment Reporting

Segment Reporting

The Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 280, Segment Reporting, requires that an enterprise report selected information about reportable segments in its financial reports issued to its stockholders. Beginning with the second quarter of 2019, the Company changed its operating and reportable segments from one segment to two segments: the Retail and Appliances Segment, which is operated by Goedeker, and the Land Management Segment, which is operated by Neese.

The Retail and Appliances Segment is comprised of a retail store and an e-commerce destination for home furnishings, including appliances, furniture, home goods and related products, based in St. Louis, Missouri. In May 2020, the Company's acquisition located in Santa Rosa, California, provides a wide variety of appliance services including sales, delivery, installation, service and repair, extended warranties, and financing to the North Bay area.

The Land Management Services Segment is comprised of professional services for waste disposal and a variety of agricultural services, wholesaling of agricultural equipment and parts, local trucking services, various shop services, and sales of other products and services, based in Grand Junction, Iowa.

The Company provides general corporate services to its segments; however, these services are not considered when making operating decisions and assessing segment performance. These services are reported under "Holding Company" below and these include costs associated with executive management, financing activities and public company compliance.

Segment Reporting

The Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 280, Segment Reporting, requires that an enterprise report selected information about reportable segments in its financial reports issued to its stockholders. Beginning with the second quarter of 2019, the Company changed its operating and reportable segments from one segment to two segments: the Land Management Segment, which is operated by Neese, and the Retail and Appliances Segment, which is operated by Goedeker.

The Land Management Segment will be responsible for the activities that provide professional services on waste disposal and land application services based in Grand Junction, Iowa.

The Retail and Appliances Segment will be responsible for the activities in e-commerce destination for home furnishings, including appliances, furniture, bath and kitchen fixtures, décor, lighting and home goods based in St. Louis, Missouri.

The Company provides general corporate services to its segments; however, these services are not considered when making operating decisions and assessing segment performance. These services are reported under "Holding Company" below and these include costs associated with executive management, financing activities and public company compliance.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with the original maturities of three months or less to be cash equivalents.	Cash and Cash Equivalents The Company considers all highly liquid investments with the original maturities of three months or less to be cash equivalents.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Reclassifications

Certain Statements of Operations reclassifications have been made in the presentation of the Company's prior financial statements and accompanying notes to conform to the presentation as of and for the three and six months ended June 30, 2020. The Company reclassified certain operating expense accounts in the Consolidated Statement of Operations. The reclassification had no impact on financial position, net income, or shareholder's equity.

Reclassifications

Certain Statements of Operations reclassifications have been made in the presentation of the Company's prior financial statements and accompanying notes to conform to the presentation as of and for the year ended December 31, 2019. The Company reclassified certain operating expense accounts in the Consolidated Statement of Operations. The reclassification had no impact on financial position, net income, or shareholder's equity.

Revenue Recognition and Cost of Revenue

Revenue Recognition and Cost of Revenue

On January 1, 2018, the Company adopted Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition. This ASU is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This ASU also requires additional disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer purchase orders, including significant judgments. The Company's adoption of this ASU resulted in no change to the Company's results of operations or balance sheet.

Retail and Appliances Segment

Goedeker

Goedeker collects the full sales price from the customer at the time the order is placed. Goedeker does not incur incremental costs obtaining purchase orders from customers, however, if it did, because all of Goedeker's contracts are less than a year in duration, any contract costs incurred would be expensed rather than capitalized.

The revenue that Goedeker recognizes arises from orders it receives from its customers. Goedeker's performance obligations under the customer orders correspond to each sale of merchandise that it makes to customers under the purchase orders; as a result, each purchase order generally contains only one performance obligation based on the merchandise sale to be completed.

Control of the delivery transfers to customers when the customer can direct the use of, and obtain substantially all the benefits from, Goedeker's products, which generally occurs when the customer assumes the risk of loss. The risk of loss shifts to the customer at different times depending on the method of delivery. Goedeker delivers products to its customers in three possible ways. The first way is through a shipment of the products through a third-party carrier from Goedeker's warehouse to the customer (a "Company Shipment"). The second way is through a shipment of the products through a third-party carrier from a warehouse other than Goedeker's warehouse to the customer (a "Drop Shipment") and the third way is where Goedeker itself delivers the products to the customer and often also installs the product (a "Local Delivery"). In the case of a Local Delivery, Goedeker loads the product on to its own truck and delivers and installs the product at the customer's location. When a product is delivered through a Local Delivery, risk of loss passes to the customer at the time of installation and revenue is recognized upon installation at the customer's location. In the case of a Company Shipment and a Drop Shipment, the delivery to the customer is made free on board, or FOB, shipping point (whether from Goedeker's warehouse or a third party's warehouse). Therefore, risk of loss and title transfers to the customer once the products are shipped (i.e., leaves the Goedeker's warehouse or a third-party's warehouse). After shipment and prior to delivery, the customer is able to redirect the product to a different destination, which demonstrates the customer's control over the product once shipped. Once the risk of loss has shifted to the customer, Goedeker has satisfied its performance obligation and recognizes revenue.

Goedeker agrees with customers on the selling price of each transaction. This transaction price is generally based on the agreed upon sales price. In Goedeker's contracts with customers, it allocates the entire transaction price to the sales price, which is the basis for the determination of the relative standalone selling price allocated to each performance obligation. Any sales tax, value added tax, and other tax Goedeker collects concurrently with revenue-producing activities are excluded from revenue.

If Goedeker continued to apply legacy revenue recognition guidance for the three and six months ended June 30, 2020 and 2019, revenues, gross margin, and net loss would not have changed.

Cost of revenue includes the cost of purchased merchandise plus the cost of shipping merchandise and where applicable installation, net of promotional rebates and other incentives received from vendors.

Substantially all Goedeker's sales are to individual retail consumers.

Shipping and Handling ‒ Goedeker bills its customers for shipping and handling charges, which are included in net sales for the applicable period, and the corresponding shipping and handling expense is reported in cost of sales.

Disaggregated Revenue ‒ Goedeker disaggregates revenue from contracts with customers by contract type, as it believes it best depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Asien's

Asien's collects 100% of the payment for special-order models including tax, and 50% of the payment for non-special orders from the customer at the time the order is placed. Asien's does not incur incremental costs obtaining purchase orders from customers; however, if Asien's did, because all Asien's contracts are less than a year in duration, any contract costs incurred would be expensed rather than capitalized.

Performance Obligations – The revenue that Asien's recognizes arises from orders it receives from customers. Asien's performance obligations under the customer orders correspond to each sale of merchandise that it makes to customers under the purchase orders; as a result, each purchase order generally contains only one performance obligation based on the merchandise sale to be completed. Control of the delivery transfers to customers when the customer can direct the use of, and obtain substantially all the benefits from, Asien's products, which generally occurs when the customer assumes the risk of loss. The transfer of control generally occurs at the point of pickup, shipment, or installation. Once this occurs, Asien's has satisfied its performance obligation and Asien's recognizes revenue.

Transaction Price ‒ Asien's agrees with customers on the selling price of each transaction. This transaction price is generally based on the agreed upon sales price. In Asien's contracts with customers, it allocates the entire transaction price to the sales price, which is the basis for the determination of the relative standalone selling price allocated to each performance obligation. Any sales tax that Asien's collects concurrently with revenue-producing activities are excluded from revenue.

Cost of revenue includes the cost of purchased merchandise plus freight and any applicable delivery charges from the vendor to the company. Substantially all Asien's sales are to individual retail consumers (homeowners), builders and designers. The large majority of customers are homeowners and their contractors, with the homeowner being key in the final decisions. The Company has a diverse customer base with no one client accounting for more than 5% of total revenue.

Goedeker's and Asien's disaggregated revenue by sales type for the three and six months ended June 30, 2020 and 2019 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Appliance sales	$13,188,035	$8,759,916	$21,316,809	$8,759,916
Furniture sales	2,944,013	1,702,284	4,326,378	1,702,284
Other sales	338,966	153,850	505,005	153,850
Total revenue	$16,471,014	$10,616,050	$26,148,192	$10,616,050

Land Management Segment

Neese's payment terms are due on demand from acceptance of delivery. Neese does not incur incremental costs obtaining purchase orders from customers, however, if Neese did, because all of Neese's contracts are less than a year in duration, any contract costs incurred would be expensed rather than capitalized.

The revenue that Neese recognizes arises from orders it receives from customers. Neese's performance obligations under the customer orders correspond to each service delivery or sale of equipment that Neese makes to customers under the purchase orders; as a result, each purchase order generally contains only one performance obligation based on the service or equipment sale to be completed. Control of the delivery transfers to customers when the customer is able to direct the use of, and obtain substantially all of the benefits from, Neese's products, which generally occurs at the later of when the customer obtains title to the equipment or when the customer assumes risk of loss. The transfer of control generally occurs at a point of delivery. Once this occurs, Neese has satisfied its performance obligation and Neese recognizes revenue.

Neese also sells equipment by posting it on auction sites specializing in farm equipment. Neese posts the equipment for sale on a "magazine" site for several weeks before the auction. When Neese decides to sell, it moves the equipment to the auction site. The auctions are one day. If Neese accepts a bid, the customer pays the bid price and arranges for pick-up of the equipment.

Transaction Price ‒ Neese agrees with customers on the selling price of each transaction. This transaction price is generally based on the agreed upon service fee. In Neese's contracts with customers, it allocates the entire transaction price to the service fee to the customer, which is the basis for the determination of the relative standalone selling price allocated to each performance obligation. Any sales tax, value added tax, and other tax Neese collects concurrently with revenue-producing activities are excluded from revenue.

If Neese continued to apply legacy revenue recognition guidance for the three and six months ended June 30, 2020, revenues, gross margin, and net loss would not have changed.

Substantially all of Neese's sales are to businesses, including farmers or municipalities and very little to individuals.

Disaggregated Revenue ‒ Neese disaggregates revenue from contracts with customers by contract type, as it believes it best depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Neese's disaggregated revenue by sales type for the three and six months ended June 30, 2020 and 2019 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Services
Trucking	$278,734	$511,369	$519,497	$883,841
Waste hauling	321,919	272,028	439,049	376,357
Repairs	45,609	84,679	106,293	137,607
Other	120,665	108,250	148,187	153,919
Total services	766,927	976,326	1,213,026	1,551,724
Sales of parts and equipment	316,976	615,836	605,047	852,810
Total revenue	$1,083,903	$1,592,162	$1,818,073	$2,404,534

Performance Obligations ‒ Performance obligations for the different types of services are discussed below:

●	Trucking ‒ Revenues for time and material contracts are recognized when the merchandise or commodity is delivered to the destination specified in the agreement with the customer.

●	Waste Hauling and pumping ‒ Revenues for waste hauling and pumping is recognized when the hauling, pumping, and spreading are complete.

●	Repairs ‒ Revenues for repairs are recognized upon completion of equipment serviced.

●	Sales of parts and equipment ‒ Revenues for the sale of parts and equipment are recognized upon the transfer and acceptance by the customer.

Accounts Receivable, Net ‒ Accounts receivable, net, are amounts due from customers where there is an unconditional right to consideration. Unbilled receivables of $0 and $121,989 are included in this balance at June 30, 2020 and December 31, 2019, respectively. The payment of consideration related to these unbilled receivables is subject only to the passage of time.

Neese reviews accounts receivable on a periodic basis to determine if any receivables will potentially be uncollectible. Estimates are used to determine the amount of the allowance for doubtful accounts necessary to reduce accounts receivable to its estimated net realizable value. The estimates are based on an analysis of past due receivables, historical bad debt trends, current economic conditions, and customer specific information. After Neese has exhausted all collection efforts, the outstanding receivable balance relating to services provided is written off against the allowance. Additions to the provision for bad debt are charged to expense.

Neese determined that an allowance for loss of $14,614 and $29,001 was required at June 30, 2020 and December 31, 2019, respectively.

Revenue Recognition and Cost of Revenue

On January 1, 2018, the Company adopted Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition. This ASU is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This ASU also requires additional disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer purchase orders, including significant judgments. The Company's adoption of this ASU resulted in no change to the Company's results of operations or balance sheet.

Land Management Segment

Neese's payment terms are due on demand from acceptance of delivery. Neese does not incur incremental costs obtaining purchase orders from customers, however, if Neese did, because all of Neese's contracts are less than a year in duration, any contract costs incurred would be expensed rather than capitalized.

The revenue that Neese recognizes arises from orders it receives from customers. Neese's performance obligations under the customer orders correspond to each service delivery or sale of equipment that Neese makes to customers under the purchase orders; as a result, each purchase order generally contains only one performance obligation based on the service or equipment sale to be completed. Control of the delivery transfers to customers when the customer is able to direct the use of, and obtain substantially all of the benefits from, Neese's products, which generally occurs at the later of when the customer obtains title to the equipment or when the customer assumes risk of loss. The transfer of control generally occurs at a point of delivery. Once this occurs, Neese has satisfied its performance obligation and Neese recognizes revenue.

Neese also sells equipment by posting it on auction sites specializing in farm equipment. Neese posts the equipment for sale on a "magazine" site for several weeks before the auction. When Neese decides to sell, it moves the equipment to the auction site. The auctions are one day. If Neese accepts a bid, the customer pays the bid price and arranges for pick-up of the equipment.

Transaction Price ‒ Neese agrees with customers on the selling price of each transaction. This transaction price is generally based on the agreed upon service fee. In Neese's contracts with customers, it allocates the entire transaction price to the service fee to the customer, which is the basis for the determination of the relative standalone selling price allocated to each performance obligation. Any sales tax, value added tax, and other tax Neese collects concurrently with revenue-producing activities are excluded from revenue.

If Neese continued to apply legacy revenue recognition guidance for the year ended December 31, 2019, revenues, gross margin, and net loss would not have changed.

Substantially all of Neese's sales are to businesses, including farmers or municipalities and very little to individuals.

Disaggregated Revenue ‒ Neese disaggregates revenue from contracts with customers by contract type, as it believes it best depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Neese's revenue by contract type is as follows:

	Year Ended December 31,
	2019	2018
Revenues
Trucking	$1,579,660	$2,060,992
Waste hauling and pumping	1,901,314	1,844,053
Repairs	377,004	413,210
Other	343,436	313,252
Total services	4,201,414	4,631,057
Sales of parts and equipment	2,178,611	2,702,340
Total revenue	$6,380,025	$7,333,847

Performance Obligations ‒ Performance obligations for the different types of services are discussed below:

●	Trucking ‒ Revenues for time and material contracts are recognized when the merchandise or commodity is delivered to the destination specified in the agreement with the customer.

●	Waste Hauling and pumping ‒ Revenues for waste hauling and pumping is recognized when the hauling, pumping, and spreading are complete.

●	Repairs ‒ Revenues for repairs are recognized upon completion of equipment serviced.

●	Sales of parts and equipment ‒ Revenues for the sale of parts and equipment are recognized upon the transfer and acceptance by the customer.

Accounts Receivable, Net ‒ Accounts receivable, net, are amounts due from customers where there is an unconditional right to consideration. Unbilled receivables of $121,989 and $139,766 are included in this balance at December 31, 2019 and 2018, respectively. The payment of consideration related to these unbilled receivables is subject only to the passage of time.

Neese reviews accounts receivable on a periodic basis to determine if any receivables will potentially be uncollectible. Estimates are used to determine the amount of the allowance for doubtful accounts necessary to reduce accounts receivable to its estimated net realizable value. The estimates are based on an analysis of past due receivables, historical bad debt trends, current economic conditions, and customer specific information. After Neese has exhausted all collection efforts, the outstanding receivable balance relating to services provided is written off against the allowance. Additions to the provision for bad debt are charged to expense.

Neese determined that an allowance for loss of $29,001 was required at December 31, 2019 and 2018.

Retail and Appliances Segment

Goedeker collects the full sales price from the customer at the time the order is placed. Goedeker does not incur incremental costs obtaining purchase orders from customers, however, if Goedeker did, because all Goedeker's contracts are less than a year in duration, any contract costs incurred would be expensed rather than capitalized.

The revenue that Goedeker recognizes arises from orders it receives from customers. Goedeker's performance obligations under the customer orders correspond to each sale of merchandise that it makes to customers under the purchase orders; as a result, each purchase order generally contains only one performance obligation based on the merchandise sale to be completed. Control of the delivery transfers to customers when the customer can direct the use of, and obtain substantially all the benefits from, Goedeker's products, which generally occurs when the customer assumes the risk of loss. The transfer of control generally occurs at the point of shipment. Once this occurs, Goedeker has satisfied its performance obligation and Goedeker recognizes revenue. Revenue from the sale of long-term service warranties are recognized net of costs to sell the contracts to the third-party warranty service company.

Transaction Price ‒ Goedeker agrees with customers on the selling price of each transaction. This transaction price is generally based on the agreed upon sales price. In Goedeker's contracts with customers, it allocates the entire transaction price to the sales price, which is the basis for the determination of the relative standalone selling price allocated to each performance obligation. Any sales tax, value added tax, and other tax Goedeker collects concurrently with revenue-producing activities are excluded from revenue.

If Goedeker continued to apply legacy revenue recognition guidance for the three and year ended December 31, 2019, revenues, gross margin, and net loss would not have changed.

Cost of revenue includes the cost of purchased merchandise plus the cost of delivering merchandise and where applicable installation, net of promotional rebates and other incentives received from vendors.

Substantially all Goedeker's sales are to individual retail consumers.

Disaggregated Revenue ‒ Goedeker disaggregates revenue from contracts with customers by contract type, as it believes it best depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Goedeker's revenue by sales type is as follows:

	Year Ended December 31,
	2019	2018
Appliance sales	$29,254,413	$-
Furniture sales	4,814,931	-
Other sales	598,769	-
Total revenue	$34,668,113	$-

Performance Obligations – Goedeker's performance obligations include delivery of products and, in some instances, performance of services such as installation. Revenue for the sale of merchandise is recognized upon shipment to the customer; or in some instances, upon delivery and installation of the product which typically occur simultaneously.

Receivables

Receivables

Receivables consist of credit card transactions in the process of settlement. Vendor rebates receivable represent amounts due from manufactures from whom the Company purchases products. Rebates receivable are stated at the amount that management expects to collect from manufacturers, net of accounts payable amounts due the vendor. Rebates are calculated on product and model sales programs from specific vendors. The rebates are paid at intermittent periods either in cash or through issuance of vendor credit memos, which can be applied against vendor accounts payable. Based on the Company's assessment of the credit history with its manufacturers, it has concluded that there should be no allowance for uncollectible accounts. The Company historically collects substantially all of its outstanding rebates receivables. Uncollectible balances are expensed in the period it is determined to be uncollectible.

Receivables

Receivables consist of credit card transactions in the process of settlement. Vendor rebates receivable represent amounts due from manufactures from whom the Company purchases products. Rebates receivable are stated at the amount that management expects to collect from manufacturers, net of accounts payable amounts due the vendor. Rebates are calculated on product and model sales programs from specific vendors. The rebates are paid at intermittent periods either in cash or through issuance of vendor credit memos, which can be applied against vendor accounts payable. Based on the Company's assessment of the credit history with its manufacturers, it has concluded that there should be no allowance for uncollectible accounts. The Company historically collects substantially all of its outstanding rebates receivables. Uncollectible balances are expensed in the period it is determined to be uncollectible.

Allowance for credit losses

Allowance for Credit Losses

Provisions for credit losses are charged to income as losses are estimated to have occurred and in amounts sufficient to maintain an allowance for credit losses at an adequate level to provide for future losses on the Company's accounts receivable. The Company charges credit losses against the allowance and credits subsequent recoveries, if any, to the allowance. Historical loss experience and contractual delinquency of accounts receivables, and management's judgment are factors used in assessing the overall adequacy of the allowance and the resulting provision for credit losses. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in economic conditions or portfolio performance. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available.

The allowance for credit losses consists of general and specific components. The general component of the allowance estimates credit losses for groups of accounts receivable on a collective basis and relates to probable incurred losses of unimpaired accounts receivables. The Company records a general allowance for credit losses that includes forecasted future credit losses.

Allowance for Credit Losses

Provisions for credit losses are charged to income as losses are estimated to have occurred and in amounts sufficient to maintain an allowance for credit losses at an adequate level to provide for future losses on the Company's accounts receivable. The Company charges credit losses against the allowance and credits subsequent recoveries, if any, to the allowance. Historical loss experience and contractual delinquency of accounts receivables, and management's judgment are factors used in assessing the overall adequacy of the allowance and the resulting provision for credit losses. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in economic conditions or portfolio performance. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available.

The allowance for credit losses consists of general and specific components. The general component of the allowance estimates credit losses for groups of accounts receivable on a collective basis and relates to probable incurred losses of unimpaired accounts receivables. The Company records a general allowance for credit losses that includes forecasted future credit losses.

Inventory

Inventory

Inventory consists of finished products acquired for resale and is valued at the lower-of-cost-or-market with cost determined on a specific item basis for the Neese and of finished products acquired for resale and is valued at the low-of-cost-or-market with cost determined on an average item basis for Goedeker. For Asien's, inventory mainly consists of appliances that are acquired for resale and is valued at the average cost determined on a specific item basis. Inventory also consists of parts that are used in service and repairs and may or may not be charged to the customer depending on warranty and contractual relationship The Company periodically evaluates the value of items in inventory and provides write-downs to inventory based on its estimate of market conditions. The Company estimated an obsolescence allowance of $463,687 and $425,000 at June 30, 2020 and December 31, 2019, respectively.

Inventory

Inventory consists of finished products acquired for resale and is valued at the lower-of-cost-or-market with cost determined on a specific item basis for the Neese and of finished products acquired for resale and is valued at the low-of-cost-or-market with cost determined on an average item basis for Goedeker. The Company periodically evaluates the value of items in inventory and provides write-downs to inventory based on its estimate of market conditions. The Company estimated an obsolescence allowance of $425,000 and $0 at December 31, 2019 and 2018, respectively.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost. Depreciation of furniture, vehicles and equipment is calculated using the straight-line method over the estimated useful lives as follows:

Useful Life (Years)
Building and Improvements	4
Machinery and Equipment	3-7
Tractors	3-7
Trucks and Vehicles	3-6

Property and Equipment

Property and equipment is stated at cost. Depreciation of furniture, vehicles and equipment is calculated using the straight-line method over the estimated useful lives as follows:

Useful Life (Years)
Building and Improvements	4
Machinery and Equipment	3-7
Tractors	3-7
Trucks and Vehicles	3-6

Goodwill and Intangible Assets

Goodwill and Intangible Assets

In applying the acquisition method of accounting, amounts assigned to identifiable assets and liabilities acquired were based on estimated fair values as of the date of acquisition, with the remainder recorded as goodwill. Identifiable intangible assets are initially valued at fair value using generally accepted valuation methods appropriate for the type of intangible asset. Identifiable intangible assets with definite lives are amortized over their estimated useful lives and are reviewed for impairment if indicators of impairment arise. Intangible assets with indefinite lives are tested for impairment within one year of acquisitions or annually as of December 1, and whenever indicators of impairment exist. The fair value of intangible assets are compared with their carrying values, and an impairment loss would be recognized for the amount by which a carrying amount exceeds its fair value.

Acquired identifiable intangible assets are amortized over the following periods:

Acquired intangible Asset	Amortization Basis	Expected Life (years)
Customer-Related	Straight-line basis	5-15
Marketing-Related	Straight-line basis	5

Goodwill and Intangible Assets

In applying the acquisition method of accounting, amounts assigned to identifiable assets and liabilities acquired were based on estimated fair values as of the date of acquisition, with the remainder recorded as goodwill. Identifiable intangible assets are initially valued at fair value using generally accepted valuation methods appropriate for the type of intangible asset. Identifiable intangible assets with definite lives are amortized over their estimated useful lives and are reviewed for impairment if indicators of impairment arise. Intangible assets with indefinite lives are tested for impairment within one year of acquisitions or annually as of December 1, and whenever indicators of impairment exist. The fair value of intangible assets are compared with their carrying values, and an impairment loss would be recognized for the amount by which a carrying amount exceeds its fair value.

Acquired identifiable intangible assets are amortized over the following periods:

Acquired intangible Asset	Amortization Basis	Expected Life (years)
Customer-Related	Straight-line basis	5-15
Marketing-Related	Straight-line basis	5

Long-Lived Assets

Long-Lived Assets

The Company reviews its property and equipment and any identifiable intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The test for impairment is required to be performed by management at least annually. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted operating cash flow expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell.

Long-Lived Assets

The Company reviews its property and equipment and any identifiable intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The test for impairment is required to be performed by management at least annually. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted operating cash flow expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company's financial instruments consist of cash and cash equivalents and amounts due to shareholders. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Fair Value of Financial Instruments

The Company's financial instruments consist of cash and cash equivalents and amounts due to shareholders. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Derivative Instrument Liability

Derivative Instrument Liability

The Company accounts for derivative instruments in accordance with ASC 815, Derivatives and Hedging, which establishes accounting and reporting standards for derivative instruments and hedging activities, including certain derivative instruments embedded in other financial instruments or contracts, and requires recognition of all derivatives on the balance sheet at fair value, regardless of hedging relationship designation. Accounting for changes in fair value of the derivative instruments depends on whether the derivatives qualify as hedge relationships and the types of relationships designated are based on the exposures hedged. At June 30, 2020, the Company classified a warrant issued in conjunction with a term loan as a derivative instrument (see Note 11).

Derivative Instrument Liability

The Company accounts for derivative instruments in accordance with ASC 815, Derivatives and Hedging, which establishes accounting and reporting standards for derivative instruments and hedging activities, including certain derivative instruments embedded in other financial instruments or contracts, and requires recognition of all derivatives on the balance sheet at fair value, regardless of hedging relationship designation. Accounting for changes in fair value of the derivative instruments depends on whether the derivatives qualify as hedge relationships and the types of relationships designated are based on the exposures hedged. At December 31, 2019, the Company classified a warrant issued in conjunction with a term loan as a derivative instrument. (see Note 11).

Income Taxes

Income Taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Income Taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Stock-Based Compensation

Stock-Based Compensation

The Company records stock-based compensation in accordance with ASC 718, Compensation-Stock Compensation. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. Equity instruments issued to employees and the cost of the services received as consideration are measured and recognized based on the fair value of the equity instruments issued and are recognized over the employees required service period, which is generally the vesting period.

Stock-Based Compensation

Stock-based compensation is accounted for at fair value in accordance with ASC Topic 718. To date, the Company has not adopted a stock option plan and has not granted any stock options.

Basic Income (Loss) Per Share

Basic Income (Loss) Per Share

Basic income (loss) per share is calculated by dividing the net loss applicable to common shareholders by the weighted average number of common shares during the period. Diluted earnings per share is calculated by dividing the net income available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. As the Company had a net loss for the three and six months ended June 30, 2020, the following 1,311,437 potentially dilutive securities were excluded from diluted loss per share: 90,000 for stock options, 400,000 for outstanding warrants and 821,437 related to the convertible note payable and accrued interest. As the Company had a net loss for the three and six months ended June 30, 2019, the following 919,451 potentially dilutive securities were excluded from diluted loss per share: 200,000 for outstanding warrants and 719,451 related to the convertible note payable and accrued interest.

Basic Income (Loss) Per Share

Basic income (loss) per share is calculated by dividing the net loss applicable to common shareholders by the weighted average number of common shares during the period. Diluted earnings per share is calculated by dividing the net income available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. As the Company had a net loss for the year ended December 31, 2019, the following 895,565 potentially dilutive securities were excluded from diluted loss per share: 200,000 for outstanding warrants and 695,565 related to the convertible note payable and accrued interest. There are no such common share equivalents outstanding as of December 31, 2018.

Going Concern Assessment

Going Concern Assessment

Management assesses going concern uncertainty in the Company's consolidated financial statements to determine whether there is sufficient cash on hand and working capital, including available borrowings on loans, to operate for a period of at least one year from the date the consolidated financial statements are issued or available to be issued, which is referred to as the "look-forward period", as defined in GAAP. As part of this assessment, based on conditions that are known and reasonably knowable to management, management will consider various scenarios, forecasts, projections, estimates and will make certain key assumptions, including the timing and nature of projected cash expenditures or programs, its ability to delay or curtail expenditures or programs and its ability to raise additional capital, if necessary, among other factors. Based on this assessment, as necessary or applicable, management makes certain assumptions around implementing curtailments or delays in the nature and timing of programs and expenditures to the extent it deems probable those implementations can be achieved and management has the proper authority to execute them within the look-forward period.

The Company has generated losses since its inception and has relied on cash on hand, external bank lines of credit, issuance of third party and related party debt and the sale of a note to support cashflow from operations. For the six months ended June 30, 2020, the Company incurred operating losses of $6,922,321 (before deducting losses attributable to non-controlling interests), cash flows from operations of $3,800,759 and negative working capital of $16,392,429. In addition to the estimates of funds available from operations, the Company has unpledged assets that it believes could provide for $478,000 of additional borrowings.

Management has prepared estimates of operations for fiscal year 2020 and believes that sufficient funds will be generated from operations to fund its operations, and to service its debt obligations for one year from the date of the filing of the consolidated financial statements in the Company's Quarterly Report on Form 10-Q, indicate improved operations and the Company's ability to continue operations as a going concern.

The impact of COVID-19 on the Company's business has been considered in these assumptions; however, it is too early to know the full impact of COVID-19 or its timing on a return to more normal operations. Further, the recently enacted Coronavirus Aid, Relief and Economic Security Act (the "CARES Act") provides for economic assistance loans through the United States Small Business Administration (the "SBA"). On April 8, 2020 and April 10, 2020, and prior to the acquisition on April 28, 2020, Goedeker, Neese and Asien received $642,600, $383,600 and $357,500, respectively, in Payroll Protection Program ("PPP") loans from the SBA under the CARES Act. The PPP provides that the PPP loans may be partially or wholly forgiven if the funds are used for certain qualifying expenses as described in the CARES Act. Goedeker and Neese intend to use the proceeds from the PPP loans for qualifying expenses and to apply for forgiveness of the PPP loans in accordance with the terms of the CARES Act.

The accompanying consolidated financial statements have been prepared on a going concern basis under which the Company is expected to be able to realize its assets and satisfy its liabilities in the normal course of business.

Management believes that based on relevant conditions and events that are known and reasonably knowable that its forecasts, for one year from the date of the filing of the financial statements in this registration statement, indicate improved operations and the Company's ability to continue operations as a going concern. The Company has contingency plans to reduce or defer expenses and cash outlays should operations not improve in the look forward period.

Going Concern Assessment

Management assesses going concern uncertainty in the Company's consolidated financial statements to determine whether there is sufficient cash on hand and working capital, including available borrowings on loans, to operate for a period of at least one year from the date the consolidated financial statements are issued or available to be issued, which is referred to as the "look-forward period", as defined in GAAP. As part of this assessment, based on conditions that are known and reasonably knowable to management, management will consider various scenarios, forecasts, projections, estimates and will make certain key assumptions, including the timing and nature of projected cash expenditures or programs, its ability to delay or curtail expenditures or programs and its ability to raise additional capital, if necessary, among other factors. Based on this assessment, as necessary or applicable, management makes certain assumptions around implementing curtailments or delays in the nature and timing of programs and expenditures to the extent it deems probable those implementations can be achieved and management has the proper authority to execute them within the look-forward period.

The Company has generated losses since its inception and has relied on cash on hand, external bank lines of credit, issuance of third party and related party debt and the sale of a note to support cashflow from operations. As of and for the year ended December 31, 2019, the Company had a net loss attributable to 1847 Holdings' shareholders of $2,246,959, and net cash used in operations of $1,923,293.

For the year ended December 31, 2019, the Company incurred operating losses of $3,381,000 (before deducting losses attributable to non-controlling interests) and incurred negative cash flows from operations of $1,923,293 and negative working capital of $10,937,260. Losses from operations include approximately $673,000 of expenses incurred in connection with the acquisition of the assets of Goedeker Television on April 5, 2019. Also, management believes the Company is owed $809,000 related to a working capital adjustment, which is disputed by Goedeker Television. This matter is being pursued through a legal process (See Note 9). In addition to the estimates of funds available from operations, the Company has unpledged assets that it believes could provide for $474,000 of additional borrowings.

Management has prepared estimates of operations for fiscal year 2020 and believes that sufficient funds will be generated from operations to fund its operations, and to service its debt obligations for one year from the date of the filing of the consolidated financial statements in the Company's Annual Report on Form 10-K, indicate improved operations and the Company's ability to continue operations as a going concern.

The impact of COVID-19 on the Company's business has been considered in these assumptions; however, it is too early to know the full impact of COVID-19 or its timing on a return to more normal operations. Further, the recently enacted stimulus bill provides for economic assistance loans through the United States Small Business Administration. The Company is actively pursuing the possibility of obtaining such loans.

The accompanying consolidated financial statements have been prepared on a going concern basis under which the Company is expected to be able to realize its assets and satisfy its liabilities in the normal course of business.

Management believes that based on relevant conditions and events that are known and reasonably knowable that its forecasts. The Company has contingency plans to reduce or defer expenses and cash outlays should operations not improve in the look forward period.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Not Yet Adopted

In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other: Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the update requires only a single-step quantitative test to identify and measure impairment based on the excess of a reporting unit's carrying amount over its fair value. A qualitative assessment may still be completed first for an entity to determine if a quantitative impairment test is necessary. The update is effective for fiscal year 2021 and is to be adopted on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company will test goodwill for impairment within one year of the acquisition or annually as of December 1, and whenever indicators of impairment exist.

In June 2016, the FASB issued ASU 2016-13 Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2019. This pronouncement was amended under ASU 2019-10 to allow an extension on the adoption date for entities that qualify as a small reporting company. The Company has elected this extension and the effective date for the Company to adopt this standard will be for fiscal years beginning after December 15, 2022. The Company has not completed its assessment of the standard, but does not expect the adoption to have a material impact on the Company's consolidated financial position, results of operations, or cash flows.

Recent Accounting Pronouncements

Not Yet Adopted

In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other: Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the update requires only a single-step quantitative test to identify and measure impairment based on the excess of a reporting unit's carrying amount over its fair value. A qualitative assessment may still be completed first for an entity to determine if a quantitative impairment test is necessary. The update is effective for fiscal year 2021 and is to be adopted on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company will test goodwill for impairment within one year of the acquisition or annually as of December 1, and whenever indicators of impairment exist.

In June 2016, the FASB issued ASU 2016-13 Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2019. The Company is currently in the process of evaluating the impact of the adoption of ASU 2016-13 on its consolidated financial statements.

Recently Adopted

In February 2016, the FASB issued ASU 2016-02, Leases. This ASU is a comprehensive new leases standard that amends various aspects of existing guidance for leases and requires additional disclosures about leasing arrangements. It will require companies to recognize lease assets and lease liabilities by lessees for those leases classified as operating leases under previous GAAP. Topic 842 retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The ASU is effective for annual periods beginning after December 15, 2018, including interim periods within those fiscal years; and earlier adoption is permitted. In the financial statements in which the ASU is first applied, leases shall be measured and recognized at the beginning of the earliest comparative period presented with an adjustment to equity. Practical expedients are available for election as a package and if applied consistently to all leases. As part of its adoption, the Company elected the following practical expedients: the Company has not reassessed whether any expired or existing contracts are or contain leases, the Company has not reassessed lease classification for any expired or existing leases; the Company has not reassessed initial direct costs for any existing leases; and the Company has not separated lease and non-lease components. The adoption of the standard did not have a material impact on the Company's consolidated financial statements and related disclosures. The comparative periods have not been restated for the adoption of ASU 2016-02.